General	12 Months Ended
Dec. 31, 2022
General [Abstract]
GENERAL

NOTE 1 — GENERAL

A.     Operations

Beamr Imaging Ltd. (the “Company” or “Beamr”) was incorporated on October 1, 2009 under the laws of the State of Israel and it engages in the development of optimization technologies for video and photo compression.

B.     Foreign operations

1.      Beamr Inc.

In 2012, the Company incorporated a wholly-owned U.S. subsidiary, Beamr Inc. (“Beamr Inc.”), for the purpose of reselling the Company’s software and products in the U.S. and Canadian markets.

2.      Beamr Imaging RU LLC

In 2016, the Company incorporated a wholly-owned Russian limited partnership, Beamr Imaging RU LLC, (“Beamr Imaging RU”) for the purpose of conducting research and development services to the Company.

The Company and its subsidiaries, Beamr Inc. and Beamr Imaging RU, are collectively referred to as the “Group”.

C.     Liquidity and capital resources

The Company has devoted substantially all of its efforts to research and development, the commercialization of its software and products and raising capital for such purposes. The development and commercialization of the Company’s software and products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenues from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. In 2022, the Company had net losses of $1,248. As of December 31, 2022, the Company had an accumulated deficit of $30,969. The Company plans to finance its operations through the sales of equity (including the Company’s Initial Public Offering (IPO) of its ordinary shares, par value NIS 0.05 per share, of the Company (the “Ordinary Shares”) that closed in March 2023) and to the extent available, refinancing of liabilities on a long-term basis and through revenues from sales of its software, products and related services. In addition, the Company has recently commenced collaborating with a strategic partner in development of the Company’s next generation product, the Beamr HW-Accelerated Content Adaptive Encoding, which is expected to allow the Company to potentially access new customers and new markets with relatively low sales investment.

During the year ended December 31, 2020, the Company raised net amounts of $75 and $11 through the paycheck protection program and exercise of share options into Ordinary Shares, respectively (see also Note 6B and Note 12, respectively). During the year ended December 31, 2021, the Company raised net amounts of $54 and $560 through the paycheck protection program and issuance of convertible advanced investment, respectively (see also Note 6B and Note 9, respectively). During the year ended December 31, 2022, the Company raised net amounts of $887 through a Funding Agreement with IBI Spikes Ltd (see also Note 6C).

Management has considered the significance of such conditions in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that these conditions are not raising substantial doubt about the Company’s ability to continue as a going concern taking into consideration, among others (i) an agreement from February 2022 with the Company’s founder and significant shareholder (the “Founder”) under which the Company’s outstanding current liability towards an entity controlled by the Founder (the “Service Provider”), as noted in Note 14, will be paid in 18 equal installments pending availability of sufficient liquidity funds and (ii) the execution of a definitive agreement (the “Definitive Agreement”) with another commercial bank for receiving straight loan and issuance of warrants, as noted in Note 6C. As of December 31, 2022, it was agreed to extend the term of liability to the Service Provider (including with respect to amount relating to services provided to the Company by the Service Provider throughout fiscal year ended December 31, 2022).

On February 27, 2023, the Company announced the pricing of its initial public offering of 1,950,000 Ordinary Shares at a public offering price of $4.00 per share, for aggregate gross proceeds of $7,800 prior to deducting underwriting discounts and other offering expenses. For additional information, see also Note 17.

D.     The impact of COVID-19

During the year ended December 31, 2022, there were no material adverse impacts on the consolidated financial statements. The duration, scope and effects of the ongoing COVID-19 pandemic, government and other third-party responses to it, the related macroeconomic effects, and the extent of its impact on the Company’s operational and financial performance will depend on future developments. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change in future periods.

E.     The impact of the Russian Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine. The Company has an operation in Russia through its wholly-owned subsidiary, Beamr Imaging RU. The Company undertakes some of its software development and design, quality assurance and support in Russia using personnel located there. While most of the Company’s developers are located in Russia, its research and development leadership are all located in Israel. The Company has no manufacturing operations in Russia, and the Company does not sell any products in Russia. The Company constantly evaluates its activities in Russia and currently believes there was no significant impact on its activities.